Taxation (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 42.8	$ 36.9		$ 99.3	$ 78.9
Deferred income taxes	(1.9)	11.6		(8.3)	13.6
Total taxation charge	40.9	48.5	[1]	91.0	92.5	[1]
Total Profit/(loss) before income tax	25.8	101.0	[1]	143.0	192.0	[1]
Year-on-year Increase (decrease) in income tax expense (income)	(7.6)			(1.5)
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Profit/(loss) before income tax	$ (1.7)	$ (33.3)		$ 1.1	$ (55.2)

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information